Corporate income tax and deferred taxes assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred taxes [Line Items]
Deferred tax liabilities	€ 889	€ 1,239
Deferred tax assets	958	1,159
Deferred taxes assets [Member]
Deferred taxes [Line Items]
Deferred tax assets	958	1,159
Increase decrease in assets	(201)
Deferred taxes assets [Member] | Other items [Member]
Deferred taxes [Line Items]
Deferred tax assets	350	622
Increase decrease in other deferred Tax Assets	(272)
Deferred taxes assets [Member] | Net Operating Losses (NOLs) and Tax Credits
Deferred taxes [Line Items]
Deferred tax assets	608	537
Increase descrease in Net Operating Losses (NOLs) and Tax Credits	71
Deferred taxes liabilities [Member]
Deferred taxes [Line Items]
Deferred tax liabilities	889	1,239
Increase decrease in Liabilities	(350)
Deferred taxes liabilities [Member] | Deferred taxes liabilities [Member]
Deferred taxes [Line Items]
Deferred tax liabilities	889	€ 1,239
Increase decrease in deferred taxes liabilities	€ (350)